Income Taxes - Reconciliations of Income Tax Rates and Actual Tax Charge (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Net (loss) income before income taxes	$ (516,840)	$ 111,132	$ 388,693
Net (loss) income not subject to taxes	(297,688)	57,862	252,604
Net (loss) income subject to taxes	(219,152)	53,270	136,089
At applicable statutory tax rates	(51,471)	5,996	32,750
Permanent and currency differences, adjustments to valuation allowances and uncertain tax positions	64,164	18,198	(49,789)
Other	(461)	274	272
Tax expense (recovery) related to the year	$ 12,232	$ 24,468	$ (16,767)